Taxes - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Loss before taxes	$ 250,588	$ (6,131)	$ (10,624)
Current income tax expense	2,020
Deferred income tax benefit	5,524
Income tax benefit	$ 3,504
Effective tax rate	1.40%
Goodwill impairment	$ 30,658
Change in fair value of warrant liabilities	(3,081)
Noncontrolling interests in loss of consolidated subsidiaries	18,390
Deferred tax liabilities	(36,686)
Deferred tax liabilities, depreciation and amortization	$ 35,400